Identified Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Changes in Identified Intangible Assets

The changes in identified intangible assets were as follows:

	Total	Other intangible assets	Software
Balance as of January 1, 2016:
Cost	9,978	9,832	146
Accumulated amortization/impairment	(1,188)	(1,083)	(105)

Book value	8,790	8,749	41
Changes in book value:
Acquisitions/additions	299	289	10
Transfer to assets held for sale	(138)	(138)	—
Amortization	(1,507)	(1,483)	(24)
Impairment	(89)	(89)	—
Translation differences	(12)	(10)	(2)

Total changes	(1,447)	(1,431)	(16)
Balance as of December 31, 2016:
Cost	9,512	9,397	115
Accumulated amortization/impairment	(2,169)	(2,079)	(90)

Book value	7,343	7,318	25
Changes in book value:
Acquisitions/additions	78	68	10
Amortization	(1,539)	(1,518)	(21)
Impairment	(23)	(23)	—
Translation differences	4	4	—

Total changes	(1,480)	(1,469)	(11)
Balance as of December 31, 2017:
Cost	9,335	9,227	108
Accumulated amortization/impairment	(3,472)	(3,378)	(94)

Book value	5,863	5,849	14

Summary of Identified Intangible Assets

Identified intangible assets as of December 31, 2017 and 2016 respectively were composed of the following:

	December 31, 2017		December 31, 2016
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
IPR&D 1)	687	—	1,380	—
Marketing-related	82	(34)	81	(18)
Customer-related	1,155	(437)	1,146	(322)
Technology-based	7,303	(2,907)	6,790	(1,739)

	9,227	(3,378)	9,397	(2,079)
Software	108	(94)	115	(90)

Identified intangible assets	9,335	(3,472)	9,512	(2,169)

1)	IPR&D is not subject to amortization until completion or abandonment of the associated research and development effort.

Other Intangible Assets [Member]
Schedule of Estimated Amortization Expense for Intangible Assets, Excluding Software	The estimated amortization expense for these identified intangible assets, excluding software, for each of the five succeeding years is:

2018	1,493
2019	1,534
2020	1,328
2021	562
2022	491